Supplementary Oil And Gas Information (Unaudited) - Natural Gas Narrative (Details)	12 Months Ended
	Dec. 31, 2025 Bcf	Dec. 31, 2024 Bcf MMBbls	Dec. 31, 2023 Bcf
Oil and Gas, Proved Reserve, Quantity [Line Items]
Sales of reserves in place (in MMbbl/Bcf) | MMBbls		2
Natural Gas
Oil and Gas, Proved Reserve, Quantity [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	2,536	(2,242)	1,173
Extensions and discoveries (in MMbbl/Bcf)	105	202	1,185
Improved recovery (in MMbbl/Bcf)	180	152	603
Purchases of reserves in place (in MMbbl/Bcf)	799	1,090	0
Production (in MMbbl/Bcf)	903	769	755
Economic revisions due to prices (in MMbbl/Bcf)	1,667	(3,860)	88
Revisions of prior estimates (in MMbbl/Bcf)	688	987	58
Sales of reserves in place (in MMbbl/Bcf)	0	44	6